Feb. 01, 2019
MassMutual Premier Core Bond Fund
MassMutual Premier Core Bond Fund

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Core Bond Fund

(the “Funds”)
Supplement dated April 11, 2019 to the
Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information for the MassMutual Premier Core Bond Fund found on page 19 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser, Barings LLC (“Barings”)). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations.

With respect to the MassMutual Premier Core Bond Fund, the second, third and sixth paragraphs found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (pages 19-20 of the Prospectus) are deleted in full.

With respect to the MassMutual Premier Core Bond Fund, the paragraphs labeled “Below Investment Grade Debt Securities Risk,” “Foreign Investment Risk; Emerging Markets Risk; Currency Risk,” and “Sovereign Debt Obligations Risk” found on pages 21-23 under the heading Principal Risks in the section titled Investments, Risks, and Performance are deleted in full.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE